UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2008

Date of reporting period:	12/31/2007

Item 1. Schedule of Investments

Cash Accumulation Trust / Liquid Assets Fund

Portfolio of Investments

as of December 31, 2007 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 19.1%
	American Express Centurion Bank
$50,000	5.08%, 2/22/08	$50,000,000
	Banco Bilbao Vizcaya
38,000	4.60%, 6/30/08	38,000,000
	Bank of Scotland PLC
44,000	5.05%, 3/14/08	44,004,161
	Barclays Bank PLC
25,000	5.20%, 4/11/08	25,000,000
49,000	5.37%, 6/4/08	49,000,000
	Citibank NA
25,000	4.81%, 1/25/08	25,000,000
	Nordea Bank Finland AB
8,300	5.255%, 4/11/08	8,308,592
	Regions Bank
100,000	4.85%, 2/19/08	100,000,000
	State Street Bank and Trust Co.
50,000	4.89%, 2/19/08	50,000,000
	Unicredito Italiano Bank
34,000	5.03%, 1/25/08	34,000,671
25,000	5.00%, 4/21/08	25,000,000

		448,313,424

Commercial Paper 40.4%
	Bank of America Corp.
10,000	4.985%, 2/8/08(b)	9,947,380
100,000	4.985%, 3/10/08(b)	99,044,542
	Barton Capital Corp., 144A
77,000	5.70%, 1/10/08(b)	76,890,088
	Bryant Park Funding LLC, 144A
10,044	5.00%, 1/28/08(b)	10,006,335
	Citigroup Funding, Inc.
40,000	4.74%, 2/6/08(b)	39,810,400
45,000	4.90%, 4/21/08(b)	44,320,125
	Consolidated Edison Co., 144A
42,000	5.70%, 1/7/08(b)	41,960,100
	Falcon Asset Securitization Corp., 144A
86,000	5.75%, 1/22/08(b)	85,711,541
	General Electric Captial Corp.
25,000	4.35%, 3/26/08(b)	24,746,250
	ING America Insurance Holdings, Inc.
40,500	4.80%, 3/18/08(b)	40,084,200
	JPMorgan Chase & Co.
15,000	5.03%, 2/1/08(b)	14,935,029
	Morgan Stanley
10,000	5.47%, 2/22/08(b)	9,920,989
	Nestle Capital Corp., 144A
25,000	5.195%, 2/22/08(b)	24,812,403
	Old Line Funding Corp., 144A

27,000	5.90%, 1/10/08(b)	26,960,175
24,000	6.10%, 1/11/08(b)	23,959,333
	PNC Funding Corp.
14,000	4.89%, 3/19/08(b)	13,851,670
	Prudential PLC, 144A
25,000	5.18%, 1/14/08(b)	24,953,236
14,000	5.145%, 1/31/08(b)	13,939,975
32,000	5.10%, 2/11/08(b)	31,814,133
	San Paolo US Co.
50,000	5.13%, 1/31/08(b)	49,786,250
	Societe Generale NA
25,000	4.785%, 2/1/08(b)	24,896,990
	Swedbank AB
4,691	5.15%, 2/5/08(b)	4,667,512
5,000	4.65%, 3/20/08(b)	4,948,979
	Swedbank Mortage AB
20,000	5.135%, 2/22/08(b)	19,851,656
50,000	5.155%, 1/15/08(b)	49,899,764
	Swiss RE Financial Product, 144A
27,000	5.20%, 1/25/08(b)	26,906,400
	Toyota Motor Credit Corp.
23,000	4.60%, 3/11/08(b)	22,794,278
	Tulip Funding Corp., 144A
50,000	5.88%, 1/10/08(b)	49,926,500
40,000	5.60%, 1/25/08(b)	39,852,667

		951,198,900

Loan Participation 2.1%
	Cargill, Inc.
49,000	4.97%, 1/22/08(c)	49,000,000

Other Corporate Obligations 32.2%
	American Express Credit Corp., MTN
10,000	5.3456%, 3/5/08(a)	10,000,278
	Bank of Scotland PLC, MTN, 144A
75,000	5.24%, 9/5/08(a)	75,000,000
	BMW US Capital LLC, 144A
10,000	5.2456%, 9/4/08(a)	10,000,000
	Caja de Ahorro y Monte de Piedad de Madrid, S.A., 144A
22,000	5.3488%, 8/12/08(a)	22,000,000
	Caterpillar Financial Service Corp., MTN
10,000	5.2125%, 3/4/08(a)	10,000,000
	Citigroup, Inc.
8,200	3.50%, 2/1/08	8,187,329
	DNB Nor Bank ASA, 144A
50,000	4.865%, 8/22/08(a)	50,000,000
	Fortis Bank NY, 144A
44,000	5.1688%, 7/18/08(a)	43,995,261
	General Electric Capital Corp.
15,000	5.1712%, 3/4/08, MTN(a)	15,003,680
13,961	4.955%, 5/19/08(a)	13,965,677
	HSBC Finance Corp.
38,400	5.2619%, 9/6/08(a)	38,400,108
5,000	5.2619%, 11/6/08(a)	4,969,889
26,621	4.125%, 3/11/08, MTN	26,564,037
	Irish Life & Permanent PLC, MTN 144A

12,000	4.9819%, 8/20/08	11,999,984
	John Deere Capital Corp., MTN
17,000	5.037%, 9/25/08(a)	16,992,185
	JPMorgan Chase & Co., MTN
20,000	5.1537%, 1/25/08(a)	19,996,970
45,000	5.2175%, 8/11/08(a)	45,000,000
35,000	5.215%, 9/2/08(a)	35,000,000
	Kommunalkredit Austria AG, 144A
12,000	4.916%, 8/22/08(a)	12,000,000
	Merrill Lynch & Co., Inc.
20,000	5.1362%, 8/15/08, MTN(a)	20,000,000
45,000	5.0362%, 8/22/08(a)	45,000,000
	Metropolitan Life Insurance Co.
7,000	4.9713%, 2/1/08(a)(c)(d)	7,000,000
	(cost $7,000,000; date purchased 2/1/07)
31,000	5.285%, 4/1/08(a)(c)(d)	31,000,000
	(cost $31,000,000; date purchased 4/2/07)
	Metropolitan Life Insurance Co. of Connecticut
9,000	5.293%, 7/7/08(a)(c)(d)	9,000,000
	(cost $9,000,000; date purchased 7/9/07)
	Morgan Stanley Dean Witter & Co.
23,000	5.35%, 10/31/08,MTN(a)	23,000,965
18,000	4.955%, 8/26/08(a)	18,003,195
	National City Bank
10,400	5.3031%, 1/10/08(a)	10,400,173
	Nordea Bank AB, 144A
16,500	5.2575%, 8/8/08(a)	16,500,438
	Paccar Financial Corp., MTN
20,000	5.2037%, 8/12/08(a)	20,000,269
	Royal Bank of Canada, MTN
4,000	5.3025%, 9/10/08(a)	4,000,000
	Skandinaviska Enskilda Banken AB, 144A
42,800	5.0163%, 8/19/08(a)	42,800,108
	Wal-Mart Stores, Inc.
12,000	4.8906%, 6/16/08(a)	11,997,486
	Wells Fargo & Co.
29,920	4.125%, 3/10/08	29,854,117

		757,632,149

U.S. Government Agency 2.2%
	Federal Home Loan Bank
35,000	Zero Coupon, 2/22/08	34,782,611
17,000	4.50%, 12/11/08	17,000,000

		51,782,611

Repurchase Agreements 6.5%
	Deutsche Bank Securities, Inc.
	4.75%, dated 12/31/07, due 1/2/08 in the amount of $100,026,389
	(cost $100,000,000; the value of the collateral including accrued
100,000	interest was 102,000,000)(e)	100,000,000
	Greenwich Capital Markets, Inc.
	4.75%, dated 12/31/07, due 1/2/08 in the amount of $52,524,857
	(cost $52,511,000; the value of the collateral including accrued
52,511	interest was 53,561,828)(e)	52,511,000

152,511,000

Total Investments 102.5%
(amortized cost $2,410,438,084)(f)	2,410,438,084
Liabilities in excess of other assets (2.5%)	(57,647,968)

Net Assets 100.0%	$2,352,790,116

The following annotations have been used in the Portfolio:

MTN–– Medium Term Note.

144A–– Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $47,000,000. The aggregate value of $47,000,000 is 2.0% of net assets.
(e)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Notes to Portfolio of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one day, the value of the collateral is marked on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Fund may hold illiquid securities, including those which maybe restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cash Accumulation Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	February 20, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	February 20, 2008

*	Print the name and title of each signing officer under his or her signature.